Term Deposits:	6 Months Ended
Jun. 30, 2024
Term Deposits
Term Deposits:

Note 5. Term Deposits:

Term deposits

	June 30,	December 31,
	2024	2023
U.S. Treasury Bills	$7,032,907	$25,407,439
Certificates of deposit	4,145,879	3,953,776
	$11,178,786	$29,361,215

The Company has term deposits which are classified as held to maturity, carried at amortized cost and have original maturities of greater than 3 months and less than 12 months. Term deposits consist of U.S. treasury bills purchased at a discount and amortized to face value over their respective terms and certificates of deposit. During the six months ended June 30, 2024 and 2023, the Company recorded non-cash interest income of $700,849 and $781,773, respectively, related to the amortization of discount on term deposits.